SCHEDULE OF OPERATING LEASE LIABILITIES (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of quantitative information about leases for lessee [abstract]
Balance - Beginning of period	$ 378,643	$ 489,123
Interest expense	49,054	39,795
Lease Payments	(76,972)	(150,275)
Additions	744,000
Balance - Ending of period	1,094,725	378,643
Current lease liabilities	493,885	133,962
Non-current lease liabilities	600,840	244,681
Lease liabilities	$ 1,094,725	$ 378,643